Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income (loss) before income taxes	$ (31,283)	$ 5,527
Current	1,852	2,172
Deferred	(440)	(10,303)
Income tax expense (recovery)	1,412	(8,131)
Italy
Income Taxes [Line Items]
Income (loss) before income taxes	1,023	921
Current	20	1,417
Deferred	(511)	(10,373)
Income tax expense (recovery)	(491)	(8,956)
United States
Income Taxes [Line Items]
Income (loss) before income taxes	15,136	31,476
Current	6	(3)
Deferred	0	0
Income tax expense (recovery)	6	(3)
Canada
Income Taxes [Line Items]
Income (loss) before income taxes	(46,657)	(35,809)
Current	372	69
Deferred	0	0
Income tax expense (recovery)	372	69
Netherlands
Income Taxes [Line Items]
Income (loss) before income taxes	3,103	3,843
Current	601	704
Deferred	(25)	33
Income tax expense (recovery)	576	737
Poland
Income Taxes [Line Items]
Income (loss) before income taxes	3,002	1,966
Current	512	351
Deferred	118	14
Income tax expense (recovery)	630	365
Other
Income Taxes [Line Items]
Income (loss) before income taxes	(6,890)	3,130
Current	341	(366)
Deferred	(22)	23
Income tax expense (recovery)	$ 319	$ (343)